United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

Federated International Series, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 08/31/09

Item 1.                      Schedule of Investments

Federated International Bond Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Foreign Currency Par Amount or Shares	Value in U.S. Dollars

	BONDS--95.6%
	AUSTRALIAN DOLLAR--3.0%
	Sovereign--3.0%
650,000	Australia, Government of, Local Gov't. Guarantee, (Series 12RG), 6.00%, 5/1/2012	$559,168
3,000,000	Australia, Government of, (Series 17), 5.50%, 3/1/2017	2,459,958
	TOTAL AUSTRALIAN DOLLAR	3,019,126
	BRITISH POUND--8.2%
	Banking--0.9%
500,000	European Investment Bank, 5.00%, 3/7/2012	871,582
	Finance - Automotive--1.5%
1,000,000	GE Capital European Funding, Company Guarantee, (Series EMTN), 4.625%, 1/18/2016	1,524,718
	Sovereign--4.8%
2,000,000	United Kingdom, Government of, 4.75%, 3/7/2020	3,569,120
745,000	United Kingdom, Government of, Bond, 4.75%, 9/7/2015	1,347,884
	TOTAL	4,917,004
	Utilities--1.0%
550,000	RWE Finance B.V., Company Guarantee, (Series EMTN), 6.50%, 4/20/2021	1,006,444
	TOTAL BRITISH POUND	8,319,748
	CANADIAN DOLLAR--3.4%
	Sovereign--3.4%
1,900,000	Canada, Government of, 4.00%, 6/1/2017	1,847,517
1,600,000	Canada, Government of, Bond, 4.00%, 6/1/2016	1,560,612
	TOTAL CANADIAN DOLLAR	3,408,129
	DANISH KRONE--2.2%
	Mortgage Banks—1.0%
5,041,841	Realkredit Danmark A/S, (Series 23D), 5.00%, 10/1/2035	978,352
	Sovereign--1.2%
5,700,000	Denmark, Government of, 5.00%, 11/15/2013	1,199,492
	TOTAL DANISH KRONE	2,177,844
	EURO--38.2%
	Finance - Automotive--1.3%
900,000	Daimler North America Corp., (Series EMTN), 5.75%, 6/18/2010	1,323,828
	Oil & Gas--0.9%
615,000	Gaz Capital SA, 7.80%, 9/27/2010	921,268
	Sovereign--30.2%
1,900,000	Austria, Government of, 4.30%, 9/15/2017	2,883,183
1,200,000	Austria, Government of, Note, 3.80%, 10/20/2013	1,806,335
2,000,000	Bonos Y Oblig Del Estado, 4.20%, 1/31/2037	2,748,812
1,525,000	Buoni Poliennali Del Tes, 4.00%, 2/1/2017	2,269,972
400,000	Buoni Poliennali Del Tes, 5.00%, 8/1/2039	580,436
1,860,000	France, Government of, 4.75%, 4/25/2035	2,923,278
1,550,000	France, Government of, Bond, 4.50%, 4/25/2041	2,355,404
1,800,000	Germany, Government of, 3.75%, 1/4/2015	2,731,179
500,000	Germany, Government of, 3.75%, 1/4/2017	753,715
1,000,000	Germany, Government of, Bond, 3.25%, 7/4/2015	1,479,833
1,250,000	Germany, Government of, Bond, 4.75%, 7/4/2034	1,978,367
350,000	Hellenic Republic, Sr. Unsecd. Note, 4.60%, 9/20/2040	454,619
1,200,000	Hellenic Republic, Sr. Unsub., 4.30%, 7/20/2017	1,753,779
500,000	Ireland, Government of, Bond, 5.90%, 10/18/2019	776,258
1,500,000	Italy, Government of, 4.25%, 8/1/2013	2,274,692
1,500,000	Italy, Government of, Bond, 4.25%, 2/1/2015	2,275,767
350,000	Obrig Do Tes Medio Prazo, Bond, 4.35%, 10/16/2017	525,413
	TOTAL	30,571,042
	Telecommunications & Cellular--5.8%
1,500,000	Deutsche Telekom AG, Company Guarantee, 7.125%, 7/11/2011	2,335,333
1,000,000	France Telecommunications SA, Sr. Unsub., 4.375%, 2/21/2012	1,493,888
700,000	SES Global, Company Guarantee, (Series EMTN), 4.00%, 3/15/2011	1,019,115
700,000	Telecom Italia SpA, (Series EMTN), 6.25%, 2/1/2012	1,080,043
	TOTAL	5,928,379
	TOTAL EURO	38,744,517
	HUNGARIAN FORINT--0.9%
	Sovereign--0.9%
180,000,000	Hungary, Government of, 8.00%, 2/12/2015	936,770
	JAPANESE YEN--35.6%
	Banking--10.1%
300,000,000	DePfa ACS Bank, (Series EMTN), 1.65%, 12/20/2016	2,413,419
273,400,000	European Investment Bank, 1.40%, 6/20/2017	2,987,156
50,000,000	KFW, 0.75%, 3/22/2011	538,716
400,000,000	Pfandbriefstelle der Oesterreichischen Landes & Hypothekenbanken, Sr. Unsub., (Series EMTN), 1.60%, 2/15/2011	4,283,632
	TOTAL	10,222,923
	Financial Intermediaries--1.3%
130,000,000	John Hancock Global Funding, Sr. Secd. Note, (Series EMTN), 2.05%, 6/8/2010	1,394,539
	Sovereign--24.2%
312,000,000	Japan, Government of, 1.60%, 12/20/2015	3,517,720
169,000,000	Japan, Government of, 1.80%, 6/20/2017	1,921,122
450,000,000	Japan, Government of, 1.80%, 9/20/2016	5,136,843
290,000,000	Japan, Government of, 1.90%, 6/20/2014	3,305,984
363,900,000	Japan, Government of, 2.00%, 12/20/2024	3,948,250
215,000,000	Japan, Government of, Bond, 0.50%, 6/20/2013	2,314,040
100,000,000	Japan, Government of, Bond, 0.80%, 3/20/2013	1,088,858
110,000,000	Japan, Government of, Foreign Gov't. Guarantee, 2.00%, 5/9/2016	1,249,438
185,000,000	Japan, Government of, Foreign Gov't. Guarantee, (Series INTL), 1.35%, 11/26/2013	2,044,126
	TOTAL	24,526,381
	TOTAL JAPANESE YEN	36,143,843
	NORWEGIAN KRONE--0.7%
	Sovereign--0.7%
3,865,000	Norway, Government of, 6.50%, 5/15/2013	713,448
	POLISH ZLOTY--1.0%
	Sovereign--1.0%
3,100,000	Poland, Government of, Bond, 5.25%, 10/25/2017	1,036,352
	SWEDISH KRONA--2.4%
	Sovereign--2.4%
16,100,000	Sweden, Government of, 4.50%, 8/12/2015	2,448,886
	TOTAL BONDS (IDENTIFIED COST $94,933,007)	96,948,663
	EXCHANGE-TRADED MUTUAL FUNDS--2.5%
10,000	GML Agricultural Commodity Trade Finance Fund	1,000,000
150,000	Project and Trade Finance Core Fund	1,498,500
	TOTAL EXCHANGE-TRADED MUTUAL FUNDS (IDENTIFIED COST $2,500,000)	2,498,500
	TOTAL INVESTMENTS-98.1% (IDENTIFIED COST $97,433,007)1	99,447,163
	OTHER ASSETS AND LIABILITIES – NET—1.9%2	1,955,685
	TOTAL NET ASSETS—100%	$101,402,848

At August 31, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/24/2009	2,000,000 Australian Dollar	$1,612,600	$74,938
9/24/2009	2,000,000 Australian Dollar	$1,571,700	$115,838
9/24/2009	2,000,000 Australian Dollar	$1,614,000	$73,538
9/24/2009	2,000,000 Australian Dollar	$1,588,800	$98,738
9/24/2009	4,000,000 Australian Dollar	$3,312,000	$63,076
9/24/2009	5,000,000 Australian Dollar	$4,129,850	$88,995
9/24/2009	1,086,950 Canadian Dollar	$1,003,092	$(10,154)
9/24/2009	2,163,100 Canadian Dollar	$2,008,804	$(32,794)
9/24/2009	2,166,200 Canadian Dollar	$2,009,928	$(31,087)
9/24/2009	5,407,150 Canadian Dollar	$4,999,769	$(60,293)
9/24/2009	5,407,500 Canadian Dollar	$4,977,815	$(38,020)
9/24/2009	277,485,000 Japanese Yen	$2,995,466	$(12,913)
9/24/2009	381,440,000 Japanese Yen	$4,001,888	$98,027
9/24/2009	472,500,000 Japanese Yen	$5,000,000	$78,676
9/24/2009	2,000,000 New Zealand Dollar	$1,312,300	$58,234
9/24/2009	2,000,000 New Zealand Dollar	$1,256,700	$113,834
9/24/2009	3,000,000 New Zealand Dollar	$1,961,775	$94,025
9/24/2009	3,000,000 New Zealand Dollar	$1,968,450	$87,350
9/24/2009	4,000,000 New Zealand Dollar	$2,644,600	$96,467
9/24/2009	5,000,000 New Zealand Dollar	$3,388,750	$37,584
9/24/2009	10,000,000 New Zealand Dollar	$6,798,250	$54,418
9/24/2009	2,000,000 Pound Sterling	$3,270,900	$(15,173)
9/24/2009	2,000,000 Pound Sterling	$3,315,750	$(60,023)
9/24/2009	2,000,000 Australian Dollar	2,478,774 New Zealand Dollar	$(11,083)
9/24/2009	1,161,856 Canadian Dollar	620,232 Pound Sterling	$51,712
9/24/2009	1,824,230 Canadian Dollar	1,000,000 Pound Sterling	$38,586
9/24/2009	2,131,080 Canadian Dollar	3,000,000 New Zealand Dollar	$(109,041)
9/24/2009	2,000,000 Euro	1,713,940 Pound Sterling	$77,212
9/24/2009	2,600,000 Euro	2,197,520 Pound Sterling	$150,191
9/24/2009	4,992,658 Euro	680,000,000 Japanese Yen	$(151,340)
9/24/2009	5,001,287 Euro	680,250,000 Japanese Yen	$(141,656)
9/24/2009	5,001,460 Euro	685,225,000 Japanese Yen	$(194,882)
9/24/2009	5,001,470 Euro	680,250,000 Japanese Yen	$(141,393)
9/24/2009	5,001,476 Euro	677,600,000 Japanese Yen	$(112,901)
9/24/2009	9,942,604 Euro	1,362,385,300 Japanese Yen	$(389,551)
9/24/2009	10,002,367 Euro	1,373,225,000 Japanese Yen	$(420,383)
9/24/2009	677,600,000 Japanese Yen	4,998,340 Euro	$117,397
9/24/2009	680,000,000 Japanese Yen	5,001,471 Euro	$138,705
9/24/2009	685,225,000 Japanese Yen	4,987,989 Euro	$214,194
9/24/2009	680,250,000 Japanese Yen	4,985,343 Euro	$164,514
9/24/2009	680,250,000 Japanese Yen	5,010,865 Euro	$127,924
9/24/2009	1,362,385,300 Japanese Yen	9,903,575 Euro	$445,504
9/24/2009	1,373,225,000 Japanese Yen	10,002,367 Euro	$420,383
9/24/2009	2,480,420 New Zealand Dollar	2,000,000 Australian Dollar	$12,211
9/24/2009	3,000,000 New Zealand Dollar	2,131,080 Canadian Dollar	$109,041
9/24/2009	620,232 Pound Sterling	1,145,227 Canadian Dollar	$(36,522)
9/24/2009	1,000,000 Pound Sterling	1,813,140 Canadian Dollar	$(28,455)
9/24/2009	1,708,800 Pound Sterling	2,000,000 Euro	$(85,579)
9/24/2009	2,197,520 Pound Sterling	2,591,018 Euro	$(137,314)
10/23/2009	3,000,000 Australian Dollar	$2,452,200	$73,197
10/23/2009	3,000,000 Australian Dollar	$2,485,050	$40,347
10/23/2009	4,000,000 Australian Dollar	$3,299,800	$67,396
10/23/2009	4,000,000 Australian Dollar	$3,359,440	$7,756
10/23/2009	4,000,000 Australian Dollar	$3,258,000	$109,196
10/23/2009	4,000,000 Australian Dollar	$3,287,600	$79,596
10/23/2009	2,195,300 Canadian Dollar	$1,998,962	$6,514
10/23/2009	2,195,500 Canadian Dollar	$2,000,055	$5,604
10/23/2009	2,196,800 Canadian Dollar	$2,000,182	$6,664
10/23/2009	2,197,600 Canadian Dollar	$2,000,182	$7,395
10/23/2009	5,475,750 Canadian Dollar	$5,000,457	$1,813
10/23/2009	5,495,500 Canadian Dollar	$5,000,455	$19,857
10/23/2009	5,507,250 Canadian Dollar	$5,000,000	$31,046
10/23/2009	1,000,000 Euro	$1,421,370	$12,259
10/23/2009	1,810,963 Euro	$2,573,143	$23,106
10/23/2009	2,189,037 Euro	$3,110,337	$27,930
10/23/2009	3,000,000 Euro	$4,265,190	$35,697
10/23/2009	406,875,000 Japanese Yen	$4,301,623	$72,569
10/23/2009	2,000,000 Pound Sterling	$3,280,600	$(24,965)
10/23/2009	4,797,314 Australian Dollar	4,306,548 Canadian Dollar	$104,207
10/23/2009	2,152,902 Canadian Dollar	2,913,540 New Zealand Dollar	$(26,221)
10/23/2009	2,156,106 Canadian Dollar	2,923,335 New Zealand Dollar	$(29,995)
10/23/2009	4,311,778 Canadian Dollar	4,797,314 Australian Dollar	$(99,430)
10/23/2009	2,000,769 Euro	270,490,000 Japanese Yen	$(39,597)
10/23/2009	2,000,770 Euro	270,160,000 Japanese Yen	$(36,048)
10/23/2009	2,000,898 Euro	267,310,000 Japanese Yen	$(5,225)
10/23/2009	2,995,325 Euro	399,840,000 Japanese Yen	$(64,086)
10/23/2009	3,000,949 Euro	398,520,000 Japanese Yen	$(41,736)
10/23/2009	3,004,107 Euro	405,975,000 Japanese Yen	$(57,742)
10/23/2009	269,495,000 Japanese Yen	1,995,993 Euro	$35,747
10/23/2009	267,310,000 Japanese Yen	1,999,476 Euro	$7,263
10/23/2009	271,155,000 Japanese Yen	2,000,767 Euro	$46,749
10/23/2009	398,520,000 Japanese Yen	2,993,060 Euro	$52,994
10/23/2009	399,840,000 Japanese Yen	3,000,946 Euro	$56,065
10/23/2009	405,975,000 Japanese Yen	3,001,331 Euro	$61,721
10/23/2009	5,836,875 New Zealand Dollar	4,326,584 Canadian Dollar	$40,160
10/29/2009	1,700,000 Euro	17,911,829 Swedish Krona	$(79,698)
10/29/2009	17,911,829 Swedish Krona	1,744,874 Euro	$15,366
12/21/2009	252,169,007 Japanese Yen	$2,673,548	$38,524
Contracts Sold:
9/1/2009	850,000 Euro	$1,220,388	$1,828
9/24/2009	2,000,000 Australian Dollar	$1,578,500	$(109,038)
9/24/2009	2,000,000 Australian Dollar	$1,586,400	$(101,138)
9/24/2009	2,000,000 Australian Dollar	$1,605,760	$(81,778)
9/24/2009	2,000,000 Australian Dollar	$1,622,300	$(65,238)
9/24/2009	4,000,000 Australian Dollar	$3,296,100	$(78,976)
9/24/2009	5,000,000 Australian Dollar	$4,141,850	$(76,995)
9/24/2009	1,086,950 Canadian Dollar	$1,000,230	$7,292
9/24/2009	2,163,100 Canadian Dollar	$2,000,000	$23,991
9/24/2009	2,166,200 Canadian Dollar	$2,000,000	$21,159
9/24/2009	5,407,150 Canadian Dollar	$5,000,000	$60,524
9/24/2009	5,407,500 Canadian Dollar	$5,000,370	$60,575
9/24/2009	277,485,000 Japanese Yen	$3,002,272	$19,719
9/24/2009	381,440,000 Japanese Yen	$4,007,144	$(92,772)
9/24/2009	472,500,000 Japanese Yen	$5,023,923	$(54,752)
9/24/2009	1,000,000 New Zealand Dollar	$654,200	$(31,067)
9/24/2009	2,000,000 New Zealand Dollar	$1,247,580	$(122,954)
9/24/2009	2,000,000 New Zealand Dollar	$1,318,900	$(51,634)
9/24/2009	2,000,000 New Zealand Dollar	$1,318,940	$(51,594)
9/24/2009	3,000,000 New Zealand Dollar	$1,967,415	$(88,385)
9/24/2009	4,000,000 New Zealand Dollar	$2,622,440	$(118,627)
9/24/2009	5,000,000 New Zealand Dollar	$3,385,125	$(41,209)
9/24/2009	5,000,000 New Zealand Dollar	$3,387,750	$(38,584)
9/24/2009	5,000,000 New Zealand Dollar	$3,390,250	$(36,084)
9/24/2009	2,000,000 Pound Sterling	$3,275,860	$20,133
9/24/2009	2,000,000 Pound Sterling	$3,301,600	$45,873
10/23/2009	3,000,000 Australian Dollar	$2,454,600	$(70,797)
10/23/2009	3,000,000 Australian Dollar	$2,463,450	$(61,947)
10/23/2009	4,000,000 Australian Dollar	$3,266,400	$(100,796)
10/23/2009	4,000,000 Australian Dollar	$3,283,400	$(83,796)
10/23/2009	4,000,000 Australian Dollar	$3,303,400	$(63,796)
10/23/2009	4,000,000 Australian Dollar	$3,345,600	$(21,596)
10/23/2009	2,195,000 Canadian Dollar	$2,000,182	$(5,019)
10/23/2009	2,196,100 Canadian Dollar	$2,000,182	$(6,024)
10/23/2009	4,390,800 Canadian Dollar	$4,000,109	$(11,024)
10/23/2009	5,475,750 Canadian Dollar	$4,992,251	$(10,019)
10/23/2009	5,498,800 Canadian Dollar	$5,010,753	$(12,574)
10/23/2009	5,507,250 Canadian Dollar	$5,000,454	$(30,592)
10/23/2009	2,189,037 Euro	$3,114,934	$(23,333)
10/23/2009	2,810,963 Euro	$3,999,944	$(29,934)
10/23/2009	3,000,000 Euro	$4,255,200	$(45,687)
10/23/2009	406,875,000 Japanese Yen	$4,307,890	$(66,302)
10/23/2009	2,000,000 Pound Sterling	$3,281,200	$25,565
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$65,348

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net”.

1
At August 31, 2009, the cost of investments for federal tax purposes was $97,894,009. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $1,553,154. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,760,612 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,207,458.

2	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$---	$96,948,663	$--	$96,948,663
Exchange-Traded Mutual Funds	2,498,500	---	---	2,498,500
TOTAL SECURITIES	$2,498,500	$96,948,663	$---	$99,447,163
OTHER FINANCIAL INSTRUMENTS*	$1,828	$63,520	$---	$65,348

*Other financial instruments include foreign exchange contracts.

Federated International Equity Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--94.6%
		Bermuda--1.3%
85,676		Invesco Ltd.	$1,777,777
		Canada--6.6%
124,700		Nexen, Inc.	2,449,007
30,900		Potash Corp. of Saskatchewan, Inc.	2,734,959
56,200		Sun Life Financial Services of Canada	1,663,284
19,000	1	Suncor Energy, Inc.	581,238
82,300		Talisman Energy, Inc.	1,323,115
		TOTAL	8,751,603
		Finland--2.3%
219,200	2	Nokia Oyj, Class A, ADR	3,070,992
		France--5.1%
34,500		AXA	788,770
29,300	1	Alstom	2,066,211
21,700		Pernod-Ricard	1,692,287
27,400		Societe Generale, Paris	2,220,224
		TOTAL	6,767,492
		Germany, Federal Republic of--10.2%
30,100		Adidas AG	1,421,108
57,100		Bayer AG	3,510,965
66,800		Daimler AG	3,020,144
47,600		K&S AG	2,418,046
21,100		Merck KGAA	1,915,477
28,200		SAP AG	1,377,704
		TOTAL	13,663,444
		Greece--0.9%
37,600		National Bank of Greece	1,183,987
		Hong Kong--5.3%
280,400		Dah Sing Financial Group	1,515,850
127,500		Hong Kong Exchanges & Clearing Ltd.	2,224,753
143,000		Sun Hung Kai Properties	1,927,200
155,000		Wing Hang Bank Ltd.	1,403,523
		TOTAL	7,071,326
		Ireland--3.7%
53,000		Covidien PLC	2,097,210
90,400		Ingersoll-Rand PLC, Class A	2,792,456
		TOTAL	4,889,666
		Italy--1.7%
141,300		Finmeccanica SpA	2,261,375
		Japan--6.1%
227,000		Daiwa Securities Group, Inc.	1,407,714
796		Japan Tobacco, Inc.	2,306,409
117,200		Komatsu Ltd.	2,099,230
81,200		Panasonic Corp.	1,298,901
24,000		Sumitomo Mitsui Financial Group, Inc.	1,028,704
		TOTAL	8,140,958
		Jersey Channel Isle--1.0%
164,000		WPP PLC	1,378,579
		Luxembourg--2.3%
85,100	1,2	ArcelorMittal	3,069,380
		Mexico--0.9%
66,500		Grupo Televisa SA, GDR	1,162,420
		Netherlands--2.2%
105,800	1	ASM Lithography Holding NV	2,908,868
		Norway--2.3%
113,850		Yara International ASA	3,091,905
		Portugal--1.7%
161,395		Galp Energia SGPS SA	2,341,443
		Russia--1.5%
99,000		Gazprom, GDR	2,059,475
		Singapore--5.7%
248,000		City Developments Ltd.	1,708,201
157,000		DBS Group Holdings Ltd.	1,375,539
429,000		Singapore Exchange Ltd.	2,486,066
176,000		United Overseas Bank Ltd.	2,037,385
		TOTAL	7,607,191
		Sweden--2.9%
146,000		Assa Abloy AB, Class B	2,340,960
156,765	1	Telefonaktiebolaget LM Ericsson	1,504,037
		TOTAL	3,844,997
		Switzerland--15.1%
152,900		ABB Ltd.	2,947,923
29,300	1	Actelion Ltd.	1,692,526
3,150		Givaudan SA	2,267,148
13,000		Julius Baer Holding Ltd., Zurich, Class B	663,523
90,400		Nestle SA	3,757,309
24,000		Roche Holding AG	3,818,953
7,600		Swatch Group AG, Class B	1,645,305
178,900		UBS AG	3,308,016
		TOTAL	20,100,703
		Taiwan, Province of China--1.2%
154,165	2	Taiwan Semiconductor Manufacturing Co., ADR	1,649,566
		United Kingdom--13.8%
26,000	1	Autonomy Corp. PLC	546,763
156,000		Barclays PLC	956,166
274,600		Cadbury PLC	2,589,005
130,000		Cookson Group PLC	827,644
241,549		HSBC Holdings PLC	2,638,979
145,300		Imperial Tobacco Group PLC	4,076,115
213,500		Serco Group PLC	1,620,318
287,000		Smith & Nephew PLC	2,439,341
185,704	1	Wellstream Holdings PLC	1,476,016
90,000		Xstrata PLC	1,191,556
		TOTAL	18,361,903
		United States--0.8%
15,800		Bunge Ltd.	1,058,758
		TOTAL COMMON STOCKS (IDENTIFIED COST $109,164,600)	126,213,808
		PREFERRED STOCK--1.3%
		Germany, Federal Republic of--1.3%
29,600		Fresenius SE, Pfd., €0.71 Annual Dividend (IDENTIFIED COST $1,609,739)	1,672,308
		MUTUAL FUND—7.1%
9,530,850	3,4,5	Prime Value Obligations Fund, Institutional Shares, 0.38% (AT NET ASSET VALUE)	9,530,850
		TOTAL INVESTMENTS–103.0% (IDENTIFIED COST $120,305,189)6	137,416,966
		OTHER ASSETS AND LIABILITIES–NET–(3.0)%7	(3,967,716)
		TOTAL NET ASSETS–100%	$133,449,250

At August 31, 2009, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contract Purchased:
9/2/2009	488,786 Pound Sterling	$794,765	$ 2,493
Contracts Sold:
9/1/2009	469,525 Euro	$670,670	$(3,287)
9/2/2009	605,826 Pound Sterling	$985,073	$(3,090)
9/2/2009	538,147 Pound Sterling	$875,027	$(2,745)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS		$(6,629)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net.”
1	Non-income producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
As of August 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$5,729,780	$6,137,447
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6
At August 31, 2009, the cost of investments for federal tax purposes was $120,305,189. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $17,111,777. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $22,835,178 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,723,401.

7	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the "Directors").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$1,058,758	$---	$---	$1,058,758
International	21,302,023	105,525,335	---	126,827,358
Mutual Fund	9,530,850	---	---	9,530,850
TOTAL SECURITIES	$31,891,631	$105,525,335	$---	$137,416,966
OTHER FINANCIAL INTRUMENTS*	$(6,629)	$---	$---	$(6,629)

*Other financial instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated International Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009